Intangible Assets And Goodwill	12 Months Ended
Mar. 31, 2018
Disclosure Of Intangible Assets [Abstract]
Intangible Assets And Goodwill
11.	Intangible assets and goodwill

A continuity of the intangible assets for the year ended March 31, 2018 is as follows:

COST
	Balance at		Additions			Balance at
	April 1,		from	Disposals/	Exchange	March 31,
	2017	Additions	acquisitions	adjustments	differences	2018
Health Canada licenses	$92,200	$-	$-	$(27,600)	$-	$64,600
Distribution channel	38,900	-	-	-	-	38,900
Product rights	28,000	-	-	(28,000)	-	-
Brand	3,410	-	2,632	-	-	6,042
Import license	795	-	-	-	46	841
Software	1,197	117	-	143	(2)	1,455
Domain name	54	-	-	-	-	54
Intangibles in process	92	1,646	600	(194)	-	2,144
Internally generated intangibles in process	-	326	-	-	-	326
Total	$164,648	$2,089	$3,232	$(55,651)	$44	$114,362

ACCUMULATED AMORTIZATION
	Balance at				Balance at
	April 1,		Disposals/	Exchange	March 31,
	2017	Amortization	adjustments	differences	2018
Health Canada licenses	$985	$2,957	$(1,318)	$-	$2,624
Distribution channel	1,000	8,077	-	-	9,077
Import license	57	155	-	7	219
Software	305	557	-	1	863
Domain name	38	15	-	-	53
Total	2,385	11,761	(1,318)	8	12,836
Net book value	$162,263				$101,526

A significant disposal of intangible assets in the period related to the disposal of Agripharm which resulted in a net derecognition of the related Health Canada License of $26,282. Refer to Note 10 (c).

11.	Intangible assets and goodwill (continued)

The product rights were acquired as part of the acquisition of Bedrocan Canada Inc. that was completed in August 2015. On July 14, 2017 Bedrocan Canada Inc., a wholly owned subsidiary of the Company, commenced arbitration proceedings against Bedrocan International BV (“Bedrocan International”) seeking performance of Bedrocan International’s contractual obligations under the licensing and distribution agreement between the parties. During the fourth quarter of fiscal 2018 the Company initiated settlement negotiations with Bedrocan International which would include the orderly termination of the licensing and distribution agreement. As a result of these developments management has estimated that the recoverable amount for these product rights would be minimal and an impairment loss of $28,000 has been recognized in the Consolidated Statements of Operations within Other Income.

On February 7, 2018, the Company acquired a brand, certain technology, and lab equipment in exchange for the issuance of 117,253 common shares with a value of $3,239. The Company capitalized $43 of acquisition costs related to this transaction. Lab equipment of $50 was recorded to property plant, and equipment with the remaining $3,232 recorded to intangible assets. Under the terms of the transaction, the sellers will receive additional shares up to a value of $1,065 if certain milestones are met. This variable consideration will be recorded if and when these milestones are achieved. On closing of the transaction the sellers entered in to consulting agreements with the Company. As additional consideration for entering in to these agreements they will receive shares to a value of $1,127, based on the 5 day VWAP at the time the shares are issued, which will be recorded as share based compensation expense over the term of the agreements.

A continuity of the intangible assets for the year ended March 31, 2017 is as follows:

COST
	Balance at		Additions			Balance at
	April 1,		from	Disposals/	Exchange	March 31,
	2016	Additions	acquisitions	adjustments	differences	2017
Health Canada licenses	$4,000	$-	$88,200	$-	$-	$92,200
Distribution Channel	-	-	38,900	-	-	38,900
Product rights	28,000	-	-	-	-	28,000
Brand	-	-	3,410	-	-	3,410
Import license	-	-	779	-	16	795
Software	-	49	516	632	-	1,197
Domain name	54	-	-	-	-	54
Intangibles in process	-	92	-	-	-	92
Total	32,054	141	131,805	632	16	164,648

ACCUMULATED AMORTIZATION
	Balance at				Balance at
	April 1,		Disposals/	Exchange	March 31,
	2016	Amortization	adjustments	differences	2017
Health Canada licenses	$166	$819	$-	$-	$985
Distribution Channel	-	1,000	-	-	1,000
Import license	-	57	-	-	57
Software	-	31	274	-	305
Domain name	27	11	-	-	38
Total	193	1,918	274	-	2,385
Net book value	$31,861				$162,263

11.	Intangible assets and goodwill (continued)

The net change in goodwill is as follows:

As at March 31, 2016		$20,866
Additions from acquisitions of subsidiaries	10(b)	220,314
Exchange differences		191
As at March 31, 2017		241,371
Additions from acquisitions of subsidiaries	10(a)	38,758
Additions from acquisition of joint operation	13	36,400
Disposal of consolidated entity	10(c)	(2,259)
Exchange differences		653
As at March 31, 2018		$314,923